Commitments - Aggregate minimum rentals receivable (Details) - GBP (£) £ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Operating lease arrangements by lessor
Future minimum lease rentals receivable under non-cancellable operating lease	£ 21,871	£ 13,694
Less than 1 year
Operating lease arrangements by lessor
Future minimum lease rentals receivable under non-cancellable operating lease	2,100	1,278
Later than 1 year and no later than 5 years
Operating lease arrangements by lessor
Future minimum lease rentals receivable under non-cancellable operating lease	5,777	2,866
Over 5 years
Operating lease arrangements by lessor
Future minimum lease rentals receivable under non-cancellable operating lease	£ 13,994	£ 9,550